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                                       AIG
                                MONEY MARKET FUND


                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2001

                                       AIG

                                 [logo omitted]

                                   ADVISED BY
                          AIG CAPITAL MANAGEMENT CORP.

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
AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS, APRIL 30, 2001



Dear Shareholder:

We are pleased to provide you with the semi-annual report for the AIG Money Market Fund (the "Fund") for the period ending April 30, 2001.

During the period under review, the Fund continued to provide competitive money market returns while seeking to preserve principal value and maintain a high degree of liquidity. The Fund's returns were particularly attractive compared to equities, which generally exhibited extreme volatility and negative returns during the period under review.

The first half of the Fund's current fiscal year was encompassed by economic slowdown resulting from a number of factors, including but not limited to, declining corporate profitability, sharp decline in a segment of the equity markets, slowdown in corporate capital spending, increased unemployment and concerns of weakening consumer confidence and spending. In an effort to reinvigorate the economy and avert a recession, the Federal Reserve Bank cut interest rates during the period by 150 basis points (1.5%) resulting in a Fed Funds rate of 4.5%. It is anticipated that absent inflationary concerns, the Federal Reserve will continue a policy of monetary easing until the economy exhibits signs of strength.

We will continue to monitor prevailing market conditions in order to manage the Fund in a manner that provides competitive returns commensurate with the Fund's objectives of preservation of principal and liquidity.

The following pages contain information on the Fund's performance during the reporting period and its portfolio holdings at the end of the reporting period.

We appreciate your participation in the Fund.

Sincerely,




/S/HELEN STEFANIS

Helen Stefanis
President
AIG Capital Management Corp.

STATEMENT OF NET ASSETS                                    AIG MONEY MARKET FUND
APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
  FACE
 AMOUNT                                           VALUE
  (000)                                           (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (51.7%)
--------------------------------------------------------------------------------
AIR TRANSPORTATION (1.2%)
--------------------------------------------------------------------------------
          BAA PLC (A)
 $ 9,412    4.831%,  05/23/01                    $ 9,384
--------------------------------------------------------------------------------
                                                   9,384
--------------------------------------------------------------------------------
BANK HOLDING COMPANIES (7.7%)
--------------------------------------------------------------------------------
          Citicorp
  25,000    4.451%,  06/05/01                     24,892
          Wells Fargo & Company
  35,000    4.397%,  05/29/01                     34,881
--------------------------------------------------------------------------------
                                                  59,773
--------------------------------------------------------------------------------
BANKS (3.9%)
--------------------------------------------------------------------------------
          Abbey National PLC
  15,000    4.266%,  07/25/01                     14,851
          Societe Generale North America, Inc.
  15,000    5.050%,  05/30/01                     14,940
--------------------------------------------------------------------------------
                                                  29,791
--------------------------------------------------------------------------------
CHEMICALS (6.6%)
--------------------------------------------------------------------------------
          Dow Chemical Company
  28,000    4.661%,  05/01/01                     28,000
          Lubrizol Corporation
   7,000    4.431%,  05/14/01                      6,989
  15,800    4.466%,  05/18/01                     15,767
--------------------------------------------------------------------------------
                                                  50,756
--------------------------------------------------------------------------------
FINANCIAL SERVICES (11.7%)
--------------------------------------------------------------------------------
          General Electric Capital Corporation
  15,000    4.353%,  06/07/01                     14,933
          Goldman Sachs Group, Inc.
  30,000    4.602%,  05/04/01                     29,989
          Liberty Mutual Capital Corporation (A)
  15,000    4.531%,  05/15/01                     14,974
          UBS Finance Delaware LLC
  15,000    4.651%,  05/01/01                     15,000
          USAA Capital Corporation
  15,000    4.454%,  05/02/01                     14,998
--------------------------------------------------------------------------------
                                                  89,894
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  FACE
 AMOUNT                                           VALUE
  (000)                                           (000)
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO (7.3%)
--------------------------------------------------------------------------------
          Anheuser-Busch Companies, Inc.
 $28,000    4.621%,  05/01/01                    $28,000
          Campbells Soup Company
  28,000    4.601%,  05/01/01                     28,000
--------------------------------------------------------------------------------
                                                  56,000
--------------------------------------------------------------------------------
MANUFACTURING (3.9%)
--------------------------------------------------------------------------------
          Minnesota Mining & Manufacturing Company
  30,000    4.346%,  05/24/01                     29,917
--------------------------------------------------------------------------------
                                                  29,917
--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS (1.9%)
--------------------------------------------------------------------------------
          Chevron USA, Inc.
  15,000    4.601%,  05/01/01                     15,000
--------------------------------------------------------------------------------
                                                  15,000
--------------------------------------------------------------------------------
PHARMACEUTICALS (3.9%)
--------------------------------------------------------------------------------
          Merck & Co., Inc.
  30,000    4.651%,  05/01/01                     30,000
--------------------------------------------------------------------------------
                                                  30,000
--------------------------------------------------------------------------------
UTILITIES (3.6%)
--------------------------------------------------------------------------------
          Duke Energy Corporation
  28,000    4.631%,  05/01/01                     28,000
--------------------------------------------------------------------------------
                                                  28,000
--------------------------------------------------------------------------------
          TOTAL COMMERCIAL PAPER
            (Cost $398,515)                      398,515
--------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONCLUDED)                        AIG MONEY MARKET FUND
APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
AIG MONEY MARKETFUND

--------------------------------------------------------------------------------
  FACE
 AMOUNT                                           VALUE
  (000)                                           (000)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (33.1%)
--------------------------------------------------------------------------------
BANKS (33.1%)
          Bank of Montreal
 $25,000    4.990%,  05/15/01                   $ 25,000
          Bayerische Landesbank Girozentrale
  35,000    5.050%,  05/30/01                     35,000
          Canadian Imperial Bank of Commerce
  25,000    4.305%,  04/23/02                     25,001
          Credit Agricole Indosuez
  30,000    4.840%,  06/04/01                     30,000
          Credit Suisse First Boston
  25,000    4.720%,  07/19/01                     24,998
          Deustche Bank AG
  30,000    5.080%,  05/01/01                     30,000
          Dexia Banque Belgique
  25,000    5.100%,  05/07/01                     25,000
          State Street Bank & Trust Company
  35,000    5.040%,  05/14/01                     35,000
          Westdeutsche Landesbank Girozentrale
  25,000    7.100%,  05/07/01                     25,000
--------------------------------------------------------------------------------
          TOTAL CERTIFICATES OF DEPOSIT
            (Cost $254,999)                      254,999
--------------------------------------------------------------------------------
TIME DEPOSITS (8.3%)
--------------------------------------------------------------------------------
          BNP Paribas
  32,000    4.625%,  05/01/01                     32,000
          National Australia Bank Limited
  32,070    4.625%,  05/01/01                     32,070
--------------------------------------------------------------------------------
          TOTAL TIME DEPOSITS
            (Cost $64,070)                        64,070
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  FACE
 AMOUNT                                           VALUE
  (000)                                           (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (6.5%)
--------------------------------------------------------------------------------
          Warburg Dillon Reed
            4.590%, 04/30/01, matures
            05/01/01, repurchase price
            $50,006,375 (collateralized by
            U.S. Treasury  Bond, total market
 $50,000    value: $51,003,818)                  $50,000
--------------------------------------------------------------------------------
          TOTAL REPURCHASE AGREEMENT
            (Cost $50,000)                        50,000
--------------------------------------------------------------------------------
          TOTAL INVESTMENTS (99.6%)
            (Cost $767,584)                      767,584
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (0.4%)           2,830
--------------------------------------------------------------------------------
NET ASSETS:
          Portfolio Shares of Class A (unlimited
            authorization -- no par value)
            based on 638,826,427 outstanding
            shares of beneficial interest        638,828
          Portfolio Shares of Class B (unlimited
            authorization -- no par value)
            based on  131,603,026 outstanding
            shares of beneficial interest        131,588
          Distributions in excess of net
            investment income                         (4)
          Accumulated net realized gain
            on investments                             2
--------------------------------------------------------------------------------
          TOTAL NET ASSETS (100.0%)             $770,414
--------------------------------------------------------------------------------
   NET ASSET VALUE, Offering and Redemption
     Price Per Share -- Class A                    $1.00
   NET ASSET VALUE, Offering and Redemption
     Price Per Share -- Class B                    $1.00
--------------------------------------------------------------------------------
(A) SECURITY SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)                              AIG MONEY MARKET FUND
FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                                             $22,045
                                                                        -------
     Total Investment Income                                             22,045
                                                                        -------

EXPENSES:
   Investment Advisory Fees                                                 927
   Distribution Fees (1)                                                    262
   Administrative Fees                                                      210
   Transfer Agent Fees                                                       33
   Registration and Filing Fees                                              42
   Printing Fees                                                             14
   Professional Fees                                                         18
   Trustee Fees                                                               3
   Insurance and Other Fees                                                  13
                                                                        -------
       Total Expenses                                                     1,522
                                                                        -------
       Less: Investment Advisory Fees Waived                               (371)
       Less: Administrative Fees Waived                                     (33)
                                                                        -------
       Net Expenses                                                       1,118
                                                                        -------
     Net Investment Income                                               20,927
                                                                        -------
     Net Realized Gain on Securities                                          2
                                                                        -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $20,929
                                                                        =======

(1) Distribution fees are incurred by Class B shares only.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)                                                          AIG MONEY MARKET FUND
FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2001 (UNAUDITED) AND THE YEAR ENDED OCTOBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------

                                                                                    11/1/00 TO             11/1/99 TO
AIG MONEY MARKET FUND                                                                  4/30/01               10/31/00
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                                           $    20,927            $    44,525
   Net Realized Gain on Securities                                                           2                     --
                                                                                   -----------            -----------
     Increase in Net Assets Resulting from Operations                                   20,929                 44,525
                                                                                   -----------            -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                                                           (16,956)               (38,473)
     Class B                                                                            (3,974)                (6,056)
                                                                                   -----------            -----------
   Total Distributions                                                                 (20,930)               (44,529)
                                                                                   -----------            -----------
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Class A
     Shares Issued                                                                  29,129,964             50,769,051
     Shares Issued in Lieu of Cash Distributions                                        16,959                 38,437
     Shares Redeemed                                                               (28,949,806)           (50,913,793)
                                                                                   -----------            -----------
       Net Class A Share Transactions                                                  197,117               (106,305)
                                                                                   -----------            -----------
   Class B
     Shares Issued                                                                     500,370                639,396
     Shares Issued in Lieu of Cash Distributions                                         3,952                  6,013
     Shares Redeemed                                                                  (462,132)              (659,581)
                                                                                   -----------            -----------
       Net Class B Share Transactions                                                   42,190                (14,172)
                                                                                   -----------            -----------
Increase (Decrease) in Net Assets from Share Transactions                              239,307               (120,477)
                                                                                   -----------            -----------
Total Increase (Decrease) in Net Assets                                                239,306               (120,481)
NET ASSETS:
   Beginning of Period                                                                 531,108                651,589
                                                                                   -----------            -----------
   End of Period                                                                   $   770,414            $   531,108
                                                                                   ===========            ===========

Amounts designated as "--" are either $0 or have been rounded to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                                                           AIG MONEY MARKET FUND
FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2001 (UNAUDITED) AND YEARS ENDED OCTOBER 31,
------------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                                                        RATIO
                                                                                                                        OF NET
                                                                                                 RATIO        RATIO   INVESTMENT
                        NET                             NET               NET                   OF NET     OF EXPENSES  INCOME
                       ASSET             DISTRIBUTIONS ASSET            ASSETS      RATIO     INVESTMENT  TO AVERAGE  TO AVERAGE
                       VALUE       NET      FROM NET   VALUE              END    OF EXPENSES    INCOME     NET ASSETS NET ASSETS
                     BEGINNING INVESTMENT INVESTMENT    END     TOTAL  OF PERIOD TO AVERAGE   TO AVERAGE   (EXCLUDING (EXCLUDING
                     OF PERIOD    INCOME     INCOME  OF PERIOD RETURN+   (000)   NET ASSETS   NET ASSETS     WAIVERS)   WAIVERS)
                     --------- ---------- ---------- --------- ------- --------- ----------  ------------ ----------- -----------
---------------------
AIG MONEY MARKET FUND
---------------------
   CLASS A
     2001*             $1.00       $0.03    $(0.03)    $1.00     2.87%  $638,827     0.23%        5.72%         0.33%     5.62%
     2000               1.00        0.06     (0.06)     1.00     6.11    441,711     0.25         5.92          0.35      5.82
     1999               1.00        0.05     (0.05)     1.00     4.94    548,019     0.26         4.83          0.36      4.73
     1998               1.00        0.05     (0.05)     1.00     5.49    251,090     0.26         5.37          0.36      5.27
     1997               1.00        0.05     (0.05)     1.00     5.41    329,125     0.27         5.30          0.39      5.18
     1996               1.00        0.05     (0.05)     1.00     5.26    253,865     0.39         5.15          0.41      5.13
   CLASS B
     2001*             $1.00       $0.03    $(0.03)    $1.00     2.69%  $131,587     0.58%        5.31%         0.68%     5.21%
     2000               1.00        0.06     (0.06)     1.00     5.74     89,397     0.60         5.53          0.70      5.43
     1999               1.00        0.05     (0.05)     1.00     4.58    103,570     0.61         4.46          0.71      4.36
     1998               1.00        0.05     (0.05)     1.00     5.12    155,078     0.62         5.00          0.72      4.90
     1997               1.00        0.05     (0.05)     1.00     5.04    108,754     0.63         4.93          0.74      4.82
     1996               1.00        0.05     (0.05)     1.00     4.89    135,384     0.74         4.79          0.77      4.76

Note: The 7-day current and effective annualized yields as of April 30, 2001 are: Class A shares 4.55% and 4.65%, respectively and Class B shares 4.20% and .29%, respectively.
* For the six-month period ended April 30, 2001. All ratios for the period have been annualized.
+   Returns are for the period indicated and have not been annualized.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


1.   ORGANIZATION:

     The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company with ten portfolios. The financial statements herein are those of one such Fund, the AIG Money Market Fund (the "Fund"), which offers two classes of shares: Class A and Class B. The financial statements of the remaining Funds are presented separately. The assets of each Fund are segregated, and a shareholders' interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of the Funds' investment objectives, policies and strategies.

     The AIG Money Market Fund is a money market fund, offered by prospectus through its distributor or sub-distributor. The prospectus should be read carefully prior to making an investment.

     The AIG Money Market Fund seeks to preserve the value of the shareholders' investment at $1.00 per share, although there is no assurance that this will be so on a continuing basis and it is possible to lose money. Money market fund shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Past performance does not guarantee future results and the yield will fluctuate.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of the significant accounting policies followed by the Fund.

         SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

         FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as
         amended.   Accordingly,  no  provision  for  Federal  income  taxes  is required.

         SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

         NET ASSET VALUE PER SHARE -- The net asset value per share of each class of the Fund is calculated on each business day by dividing the total value of assets attributable to such class, less liabilities, by the number of shares of such class outstanding.

         REPURCHASE   AGREEMENTS  --  Securities   pledged  as  collateral   for
         repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and provisions adopted by the Advisor ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                  AIG MONEY MARKET FUND
APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

         of default by the counterparty. if the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

         EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net asset value. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized gains and losses of the Fund are allocated to the respective classes on the basis of the relative net asset value each day.

         DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

         USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         ACCOUNTING STANDARDS ISSUED BUT NOT YET ADOPTED --On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Fund does not expect any material impact on results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.

3.   TRANSACTIONS WITH AFFILIATES:

     Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

     The Fund has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Fund. For its services, the Distributor received $18,059 for the six months ended April 30, 2001.

4.   ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

     The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.06% of the Fund's average daily net assets up to $500 million; 0.05% of the average daily net assets from $500 million up to and including $1 billion; and 0.04% of the average daily net assets in excess of $1 billion. There is a minimum annual fee of $95,000 per portfolio plus $15,000 for each additional class.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                  AIG MONEY MARKET FUND
APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

     The Trust and the Administrator entered into an agreement dated May 19, 2000 whereby the Administrator agrees to pay the Fund's transfer agency expenses up to a maximum of $70,000 annually to the extent aggregate annual average net assets of Class A and Class B Shares remain greater than $450 million. A waiver of the Administration fee on a dollar for dollar basis will offset transfer agency expenses billed to the fund. In accordance with this agreement, the Administrator waived $32,555 of Administration fees for the six months ended April 30, 2001.

     The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991 as Amended and Restated August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

     AIG Equity Sales Corp. serves as the Sub-Distributor and Shareholder Servicing Agent to the Fund. The Fund has adopted a Distribution Plan ("the Plan") relating to the Class B shares pursuant to the Investment Company Act of 1940, Rule 12b-1. The Plan provides for payment of fees to the Distributor at an annual rate of 0.35% of the average daily net assets of the Class B shares.
Such fees are then paid to the Sub-Distributor for services provided.

     DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5.   INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

     The Fund and AIG Capital Management Corp. (the "Advisor") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Advisor receives an annual fee equal to 0.25% of the Fund's average daily net assets. The Advisor has voluntarily agreed to waive and reduce its fee by 0.10% of the Fund's average daily net assets, and to waive additional fees and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.40% of the average daily net assets of Class A and not more than 0.75% of the average daily net assets of Class B. Fee waivers are voluntary and may be terminated at any time upon sixty days' written notice to the Fund.

     First Union National Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6.   CONCENTRATION OF CREDIT RISK:

     The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in the banking industry. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at April 30, 2001 is as follows:

                             S & P                  MOODY'S
                       ---------------          --------------
                       A1 +      81.6%          P1      100.0%
                       A1        18.4           NR         --
                                ------                  -----
                                100.0%                  100.0%
                                ======                  ======

NOTES
================================================================================

================================================================================

    INVESTMENT ADVISOR:
    AIG CAPITAL MANAGEMENT CORP.
    70 PINE STREET
    NEW YORK, NY 10270

    DISTRIBUTOR:
    SEI INVESTMENTS DISTRIBUTION CO.
    OAKS, PA 19456

    SUB-DISTRIBUTOR:
    AIG EQUITY SALES CORP.
    70 PINE STREET
    NEW YORK, NY 10270

    For information call: 1-800-845-3885


















    This information must be preceded or accompanied by a current prospectus.

    AIG-F-006-0700

================================================================================